Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETFis Series Trust I
Entity Central Index Key	0001559109
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000149129
Shareholder Report [Line Items]
Fund Name	InfraCap REIT Preferred ETF
Class Name	InfraCap REIT Preferred ETF
Trading Symbol	PFFR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the InfraCap REIT Preferred ETF ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
InfraCap REIT Preferred ETF	$45	0.45%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.45%
Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance.
Line Graph [Table Text Block]
	InfraCap REIT Preferred ETF - NAV $13,274	FT Wilshire 5000 Index $33,160	Indxx REIT Preferred Stock Index $14,141
2/7/17	$10,000	$10,000	$10,000
2/28/17	$10,185	$10,310	$10,183
3/31/17	$10,215	$10,315	$10,223
4/30/17	$10,310	$10,423	$10,323
5/31/17	$10,369	$10,528	$10,390
6/30/17	$10,579	$10,619	$10,600
7/31/17	$10,638	$10,822	$10,663
8/31/17	$10,675	$10,848	$10,708
9/30/17	$10,690	$11,109	$10,732
10/31/17	$10,654	$11,349	$10,698
11/30/17	$10,636	$11,694	$10,685
12/31/17	$10,687	$11,820	$10,740
1/31/18	$10,317	$12,440	$10,365
2/28/18	$10,263	$11,981	$10,319
3/31/18	$10,325	$11,730	$10,382
4/30/18	$10,202	$11,776	$10,293
5/31/18	$10,362	$12,100	$10,459
6/30/18	$10,634	$12,179	$10,744
7/31/18	$10,739	$12,602	$10,856
8/31/18	$10,825	$13,044	$10,946
9/30/18	$10,623	$13,065	$10,741
10/31/18	$10,377	$12,112	$10,517
11/30/18	$10,108	$12,346	$10,242
12/31/18	$9,909	$11,197	$10,027
1/31/19	$10,566	$12,166	$10,708
2/28/19	$10,798	$12,589	$10,957
3/31/19	$11,062	$12,771	$11,238
4/30/19	$11,057	$13,284	$11,213
5/31/19	$11,146	$12,417	$11,319
6/30/19	$11,282	$13,282	$11,462
7/31/19	$11,537	$13,480	$11,721
8/31/19	$11,577	$13,204	$11,766
9/30/19	$11,715	$13,445	$11,930
10/31/19	$11,807	$13,739	$12,043
11/30/19	$11,737	$14,248	$12,001
12/31/19	$11,922	$14,665	$12,111
1/31/20	$12,154	$14,667	$12,339
2/29/20	$11,538	$13,464	$11,693
3/31/20	$8,412	$11,630	$8,439
4/30/20	$9,817	$13,173	$10,002
5/31/20	$10,063	$13,858	$10,267
6/30/20	$10,083	$14,183	$10,296
7/31/20	$10,568	$14,986	$10,794
8/31/20	$10,949	$16,081	$11,213
9/30/20	$10,893	$15,479	$11,152
10/31/20	$10,855	$15,139	$11,053
11/30/20	$11,580	$16,960	$11,913
12/31/20	$11,909	$17,720	$12,269
1/31/21	$11,897	$17,661	$12,271
2/28/21	$11,937	$18,200	$12,319
3/31/21	$12,413	$18,869	$12,840
4/30/21	$12,504	$19,865	$13,014
5/31/21	$12,621	$19,957	$13,139
6/30/21	$12,869	$20,458	$13,408
7/31/21	$12,888	$20,825	$13,434
8/31/21	$12,953	$21,438	$13,516
9/30/21	$12,915	$20,487	$13,481
10/31/21	$12,910	$21,867	$13,561
11/30/21	$12,539	$21,610	$13,150
12/31/21	$12,746	$22,450	$13,382
1/31/22	$12,500	$21,165	$13,114
2/28/22	$11,856	$20,648	$12,414
3/31/22	$11,866	$21,339	$12,429
4/30/22	$11,109	$19,409	$11,802
5/31/22	$11,326	$19,380	$12,039
6/30/22	$10,621	$17,759	$11,285
7/31/22	$11,390	$19,454	$12,117
8/31/22	$10,985	$18,717	$11,677
9/30/22	$9,773	$16,970	$10,393
10/31/22	$9,334	$18,362	$9,876
11/30/22	$9,914	$19,306	$10,505
12/31/22	$9,670	$18,175	$10,183
1/31/23	$11,036	$19,429	$11,662
2/28/23	$10,731	$18,975	$11,340
3/31/23	$10,003	$19,494	$10,563
4/30/23	$10,274	$19,697	$10,858
5/31/23	$10,050	$19,781	$10,609
6/30/23	$10,659	$21,138	$11,233
7/31/23	$10,849	$21,896	$11,445
8/31/23	$10,911	$21,471	$11,506
9/30/23	$10,658	$20,445	$11,252
10/31/23	$10,159	$19,901	$10,716
11/30/23	$11,128	$21,760	$11,765
12/31/23	$11,580	$22,919	$12,230
1/31/24	$11,764	$23,163	$12,433
2/29/24	$11,878	$24,412	$12,559
3/31/24	$11,779	$25,199	$12,460
4/30/24	$11,552	$24,101	$12,223
5/31/24	$11,868	$25,239	$12,565
6/30/24	$11,905	$26,032	$12,613
7/31/24	$12,068	$26,511	$12,797
8/31/24	$12,554	$27,086	$13,316
9/30/24	$13,143	$27,636	$13,952
10/31/24	$13,123	$27,436	$13,929
11/30/24	$12,938	$29,250	$13,728
12/31/24	$12,721	$28,364	$13,496
1/31/25	$12,704	$29,255	$13,489
2/28/25	$12,806	$28,686	$13,601
3/31/25	$12,466	$26,991	$13,256
4/30/25	$12,505	$26,814	$13,275
5/31/25	$12,411	$28,530	$13,158
6/30/25	$12,492	$29,990	$13,261
7/31/25	$13,025	$30,666	$13,790
8/31/25	$13,157	$31,378	$13,924
9/30/25	$13,383	$32,463	$14,212
10/31/25	$13,274	$33,160	$14,141

Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	Since Inception 2/7/17
InfraCap REIT Preferred ETF - NAV	1.15	4.10	3.30
FT Wilshire 5000 Index	20.86	16.98	14.71
Indxx REIT Preferred Stock Index	1.52	5.05	4.05

Performance Inception Date	Feb. 07, 2017
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 107,254,290
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 447,385
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of October 31, 2025)

Fund net assets	$107,254,290
Total number of portfolio holdings	111
Total advisory fees paid	$447,385
Portfolio turnover rate	10%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Real Estate	62.7%
Financials	37.0%
Money Market Funds	0.3%
Footnote	Description
Footnote(1)	Percentage of total investments as of October 31, 2025.

Material Fund Change [Text Block]
C000193703
Shareholder Report [Line Items]
Fund Name	Virtus InfraCap U.S. Preferred Stock ETF
Class Name	Virtus InfraCap U.S. Preferred Stock ETF
Trading Symbol	PFFA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus InfraCap U.S. Preferred Stock ETF ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus InfraCap U.S. Preferred Stock ETF	$215	2.11%

Expenses Paid, Amount	$ 215
Expense Ratio, Percent	2.11%
Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance.
Line Graph [Table Text Block]
	Virtus InfraCap U.S. Preferred Stock ETF - NAV $17,101	FT Wilshire 5000 Index $27,441	S&P U.S. Preferred Stock Index $13,507
5/15/18	$10,000	$10,000	$10,000
5/31/18	$10,087	$10,013	$10,085
6/30/18	$10,279	$10,078	$10,244
7/31/18	$10,444	$10,428	$10,295
8/31/18	$10,626	$10,794	$10,417
9/30/18	$10,421	$10,812	$10,265
10/31/18	$10,102	$10,023	$10,049
11/30/18	$9,687	$10,216	$9,829
12/31/18	$9,264	$9,266	$9,686
1/31/19	$9,990	$10,068	$10,178
2/28/19	$10,514	$10,418	$10,341
3/31/19	$10,787	$10,569	$10,463
4/30/19	$10,973	$10,993	$10,569
5/31/19	$10,980	$10,275	$10,582
6/30/19	$11,255	$10,991	$10,744
7/31/19	$11,537	$11,155	$10,959
8/31/19	$11,588	$10,926	$11,042
9/30/19	$11,819	$11,126	$11,143
10/31/19	$11,958	$11,369	$11,215
11/30/19	$11,963	$11,791	$11,190
12/31/19	$12,241	$12,136	$11,394
1/31/20	$12,426	$12,137	$11,565
2/29/20	$11,346	$11,142	$11,029
3/31/20	$6,004	$9,624	$9,695
4/30/20	$8,256	$10,901	$10,720
5/31/20	$8,784	$11,468	$10,916
6/30/20	$8,719	$11,737	$10,741
7/31/20	$9,247	$12,401	$11,333
8/31/20	$9,860	$13,308	$11,551
9/30/20	$9,612	$12,810	$11,504
10/31/20	$9,762	$12,528	$11,554
11/30/20	$11,050	$14,035	$11,988
12/31/20	$11,265	$14,664	$12,303
1/31/21	$11,359	$14,615	$12,190
2/28/21	$11,638	$15,061	$12,071
3/31/21	$12,612	$15,615	$12,399
4/30/21	$12,784	$16,439	$12,559
5/31/21	$13,042	$16,515	$12,700
6/30/21	$13,445	$16,930	$12,964
7/31/21	$13,524	$17,233	$12,992
8/31/21	$13,667	$17,741	$12,967
9/30/21	$13,573	$16,954	$12,969
10/31/21	$13,815	$18,095	$13,100
11/30/21	$13,448	$17,883	$12,779
12/31/21	$13,976	$18,578	$13,119
1/31/22	$13,632	$17,515	$12,598
2/28/22	$13,224	$17,087	$12,098
3/31/22	$13,625	$17,659	$12,061
4/30/22	$13,235	$16,062	$11,334
5/31/22	$13,317	$16,038	$11,631
6/30/22	$12,144	$14,696	$11,085
7/31/22	$13,118	$16,099	$11,792
8/31/22	$12,830	$15,489	$11,289
9/30/22	$11,355	$14,043	$10,862
10/31/22	$11,151	$15,195	$10,531
11/30/22	$11,711	$15,976	$11,118
12/31/22	$11,053	$15,041	$10,636
1/31/23	$12,987	$16,078	$11,912
2/28/23	$12,840	$15,702	$11,688
3/31/23	$12,051	$16,132	$11,082
4/30/23	$12,027	$16,300	$11,316
5/31/23	$11,875	$16,370	$11,053
6/30/23	$12,576	$17,493	$11,274
7/31/23	$12,847	$18,120	$11,452
8/31/23	$13,070	$17,768	$11,354
9/30/23	$12,665	$16,919	$11,242
10/31/23	$12,171	$16,469	$10,699
11/30/23	$13,079	$18,007	$11,623
12/31/23	$13,796	$18,966	$11,915
1/31/24	$14,111	$19,168	$12,357
2/29/24	$14,335	$20,201	$12,526
3/31/24	$14,370	$20,853	$12,581
4/30/24	$14,262	$19,945	$12,199
5/31/24	$14,904	$20,886	$12,537
6/30/24	$14,796	$21,542	$12,498
7/31/24	$15,188	$21,939	$12,582
8/31/24	$15,755	$22,414	$12,944
9/30/24	$16,451	$22,870	$13,365
10/31/24	$16,426	$22,704	$13,289
11/30/24	$16,651	$24,205	$13,414
12/31/24	$16,277	$23,472	$13,012
1/31/25	$16,398	$24,209	$13,143
2/28/25	$16,580	$23,738	$13,229
3/31/25	$16,027	$22,336	$12,807
4/30/25	$15,823	$22,190	$12,760
5/31/25	$15,752	$23,610	$12,847
6/30/25	$16,011	$24,818	$13,104
7/31/25	$16,785	$25,377	$13,410
8/31/25	$17,053	$25,966	$13,542
9/30/25	$17,288	$26,864	$13,624
10/31/25	$17,101	$27,441	$13,507

Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	Since Inception 5/15/18
Virtus InfraCap U.S. Preferred Stock ETF - NAV	4.11	11.87	7.45
FT Wilshire 5000 Index	20.86	16.98	14.47
S&P U.S. Preferred Stock Index	1.65	3.17	4.11

Performance Inception Date	May 15, 2018
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 1,859,608,602
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 12,461,772
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of October 31, 2025)

Fund net assets	$1,859,608,602
Total number of portfolio holdings	186
Total advisory fees paid	$12,461,772
Portfolio turnover rate	58%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Financials	55.6%Footnote Reference+
Real Estate	18.3%
Industrials	8.5%
Utilities	7.3%
Communication Services	5.6%
Energy	3.6%
Materials	0.7%
Consumer Discretionary	0.2%
Information Technology	0.2%
Footnote	Description
Footnote+	Amounts represent investments in particular sectors. No industry within these sectors represented more than 25% of the Fund’s total assets at the time of investment.
Footnote(1)	Percentage of total investments as of October 31, 2025.

Material Fund Change [Text Block]
C000148681
Shareholder Report [Line Items]
Fund Name	Virtus LifeSci Biotech Clinical Trials ETF
Class Name	Virtus LifeSci Biotech Clinical Trials ETF
Trading Symbol	BBC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus LifeSci Biotech Clinical Trials ETF ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus LifeSci Biotech Clinical Trials ETF	$85	0.79%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance.
Line Graph [Table Text Block]
	Virtus LifeSci Biotech Clinical Trials ETF - NAV $12,150	FT Wilshire 5000 Index $37,910	LifeSci Biotechnology Clinical Trials Index $12,553
10/31/15	$10,000	$10,000	$10,000
11/30/15	$11,573	$10,046	$11,583
12/31/15	$10,660	$9,848	$10,691
1/31/16	$7,043	$9,311	$7,061
2/29/16	$6,338	$9,306	$6,358
3/31/16	$6,980	$9,963	$7,011
4/30/16	$7,246	$10,028	$7,281
5/31/16	$7,683	$10,210	$7,725
6/30/16	$6,637	$10,242	$6,673
7/31/16	$7,318	$10,644	$7,363
8/31/16	$7,364	$10,669	$7,413
9/30/16	$8,313	$10,680	$8,372
10/31/16	$6,627	$10,463	$6,667
11/30/16	$7,277	$10,939	$7,341
12/31/16	$6,765	$11,165	$6,830
1/31/17	$7,273	$11,363	$7,346
2/28/17	$8,063	$11,787	$8,146
3/31/17	$8,505	$11,792	$8,600
4/30/17	$8,326	$11,916	$8,420
5/31/17	$7,695	$12,036	$7,777
6/30/17	$8,809	$12,140	$8,935
7/31/17	$8,892	$12,372	$9,022
8/31/17	$10,137	$12,401	$10,298
9/30/17	$10,684	$12,701	$10,862
10/31/17	$10,183	$12,974	$10,350
11/30/17	$10,361	$13,369	$10,518
12/31/17	$10,523	$13,513	$10,721
1/31/18	$12,048	$14,222	$12,288
2/28/18	$12,262	$13,698	$12,534
3/31/18	$11,900	$13,410	$12,169
4/30/18	$11,499	$13,463	$11,759
5/31/18	$12,871	$13,833	$13,164
6/30/18	$12,143	$13,923	$12,423
7/31/18	$12,127	$14,406	$12,410
8/31/18	$13,308	$14,912	$13,655
9/30/18	$12,868	$14,937	$13,201
10/31/18	$9,974	$13,847	$10,163
11/30/18	$10,189	$14,114	$10,395
12/31/18	$8,682	$12,801	$8,817
1/31/19	$9,297	$13,909	$9,466
2/28/19	$9,897	$14,392	$10,082
3/31/19	$10,585	$14,601	$10,790
4/30/19	$10,321	$15,186	$10,522
5/31/19	$9,848	$14,195	$10,045
6/30/19	$10,712	$15,184	$10,944
7/31/19	$10,330	$15,411	$10,556
8/31/19	$9,854	$15,095	$10,074
9/30/19	$8,859	$15,370	$9,058
10/31/19	$9,807	$15,707	$10,036
11/30/19	$11,942	$16,289	$12,234
12/31/19	$14,117	$16,766	$14,477
1/31/20	$13,170	$16,768	$13,497
2/29/20	$12,764	$15,393	$13,069
3/31/20	$10,915	$13,296	$11,167
4/30/20	$13,083	$15,060	$13,470
5/31/20	$15,279	$15,843	$15,769
6/30/20	$16,036	$16,214	$16,582
7/31/20	$14,431	$17,133	$14,925
8/31/20	$15,057	$18,385	$15,585
9/30/20	$14,476	$17,696	$14,985
10/31/20	$14,466	$17,307	$14,978
11/30/20	$17,464	$19,389	$18,109
12/31/20	$18,467	$20,258	$19,160
1/31/21	$19,529	$20,191	$20,285
2/28/21	$20,195	$20,807	$20,998
3/31/21	$19,057	$21,572	$19,818
4/30/21	$18,838	$22,711	$19,595
5/31/21	$17,856	$22,816	$18,572
6/30/21	$18,577	$23,388	$19,345
7/31/21	$16,426	$23,808	$17,087
8/31/21	$17,744	$24,509	$18,483
9/30/21	$16,989	$23,422	$17,696
10/31/21	$16,470	$24,999	$17,164
11/30/21	$15,092	$24,705	$15,720
12/31/21	$14,340	$25,666	$14,943
1/31/22	$11,131	$24,196	$11,562
2/28/22	$10,584	$23,605	$10,989
3/31/22	$10,374	$24,396	$10,773
4/30/22	$8,201	$22,189	$8,482
5/31/22	$7,172	$22,156	$7,399
6/30/22	$8,056	$20,303	$8,341
7/31/22	$8,948	$22,241	$9,290
8/31/22	$9,423	$21,398	$9,796
9/30/22	$9,119	$19,401	$9,479
10/31/22	$9,608	$20,992	$9,996
11/30/22	$9,430	$22,071	$9,814
12/31/22	$9,266	$20,779	$9,655
1/31/23	$10,277	$22,212	$10,651
2/28/23	$9,292	$21,693	$9,555
3/31/23	$8,159	$22,286	$8,340
4/30/23	$8,547	$22,518	$8,801
5/31/23	$9,047	$22,614	$9,346
6/30/23	$8,915	$24,166	$9,199
7/31/23	$8,975	$25,032	$9,261
8/31/23	$7,973	$24,546	$8,234
9/30/23	$7,295	$23,374	$7,535
10/31/23	$6,629	$22,752	$6,817
11/30/23	$7,283	$24,876	$7,524
12/31/23	$9,114	$26,202	$9,476
1/31/24	$9,435	$26,481	$9,819
2/29/24	$11,194	$27,908	$11,670
3/31/24	$10,858	$28,808	$11,326
4/30/24	$9,709	$27,553	$10,114
5/31/24	$9,883	$28,854	$10,303
6/30/24	$9,408	$29,760	$9,797
7/31/24	$10,754	$30,309	$11,181
8/31/24	$10,434	$30,966	$10,908
9/30/24	$10,397	$31,595	$10,852
10/31/24	$10,546	$31,366	$11,006
11/30/24	$10,217	$33,440	$10,596
12/31/24	$9,032	$32,427	$9,324
1/31/25	$8,659	$33,445	$8,939
2/28/25	$7,662	$32,795	$7,878
3/31/25	$6,626	$30,857	$6,811
4/30/25	$7,216	$30,655	$7,402
5/31/25	$6,846	$32,617	$7,024
6/30/25	$7,254	$34,286	$7,445
7/31/25	$8,142	$35,059	$8,372
8/31/25	$8,556	$35,872	$8,806
9/30/25	$10,299	$37,112	$10,623
10/31/25	$12,150	$37,910	$12,553

Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	10 Years
Virtus LifeSci Biotech Clinical Trials ETF - NAV	15.21	-3.43	1.97
FT Wilshire 5000 Index	20.86	16.98	14.25
LifeSci Biotechnology Clinical Trials Index	14.06	-3.47	2.30

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 20,987,645
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 93,802
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of October 31, 2025)

Fund net assets	$20,987,645
Total number of portfolio holdings	111
Total advisory fees paid	$93,802
Portfolio turnover rate	53%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Health Care	89.5%
Money Market Fund	10.5%
Footnote	Description
Footnote(1)	Percentage of total investments as of October 31, 2025.

Material Fund Change [Text Block]
C000148682
Shareholder Report [Line Items]
Fund Name	Virtus LifeSci Biotech Products ETF
Class Name	Virtus LifeSci Biotech Products ETF
Trading Symbol	BBP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus LifeSci Biotech Products ETF ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus LifeSci Biotech Products ETF	$86	0.79%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance.
Line Graph [Table Text Block]
	Virtus LifeSci Biotech Products ETF - NAV $24,827	FT Wilshire 5000 Index $37,910	LifeSci Biotechnology Products Index $26,972
10/31/15	$10,000	$10,000	$10,000
11/30/15	$10,360	$10,046	$10,365
12/31/15	$10,223	$9,848	$10,240
1/31/16	$8,005	$9,311	$8,021
2/29/16	$7,595	$9,306	$7,615
3/31/16	$8,176	$9,963	$8,203
4/30/16	$8,580	$10,028	$8,615
5/31/16	$9,272	$10,210	$9,323
6/30/16	$8,990	$10,242	$9,048
7/31/16	$10,278	$10,644	$10,352
8/31/16	$10,060	$10,669	$10,133
9/30/16	$11,064	$10,680	$11,159
10/31/16	$9,603	$10,463	$9,672
11/30/16	$11,280	$10,939	$11,435
12/31/16	$10,887	$11,165	$11,048
1/31/17	$11,714	$11,363	$11,893
2/28/17	$12,617	$11,787	$12,814
3/31/17	$12,519	$11,792	$12,720
4/30/17	$12,616	$11,916	$12,820
5/31/17	$11,769	$12,036	$11,948
6/30/17	$13,125	$12,140	$13,335
7/31/17	$13,278	$12,372	$13,499
8/31/17	$13,617	$12,401	$13,852
9/30/17	$13,779	$12,701	$14,027
10/31/17	$13,068	$12,974	$13,306
11/30/17	$13,194	$13,369	$13,442
12/31/17	$13,477	$13,513	$13,739
1/31/18	$14,405	$14,222	$14,703
2/28/18	$13,703	$13,698	$13,998
3/31/18	$13,692	$13,410	$14,008
4/30/18	$13,398	$13,463	$13,710
5/31/18	$14,441	$13,833	$14,783
6/30/18	$14,568	$13,923	$14,915
7/31/18	$14,724	$14,406	$15,082
8/31/18	$15,154	$14,912	$15,538
9/30/18	$15,081	$14,937	$15,471
10/31/18	$12,089	$13,847	$12,369
11/30/18	$12,783	$14,114	$13,099
12/31/18	$11,617	$12,801	$11,932
1/31/19	$13,701	$13,909	$14,107
2/28/19	$14,708	$14,392	$15,158
3/31/19	$14,898	$14,601	$15,362
4/30/19	$13,939	$15,186	$14,380
5/31/19	$12,696	$14,195	$13,104
6/30/19	$13,679	$15,184	$14,130
7/31/19	$12,784	$15,411	$13,201
8/31/19	$12,381	$15,095	$12,787
9/30/19	$11,948	$15,370	$12,337
10/31/19	$12,599	$15,707	$13,028
11/30/19	$14,678	$16,289	$15,214
12/31/19	$14,508	$16,766	$15,034
1/31/20	$13,812	$16,768	$14,308
2/29/20	$13,807	$15,393	$14,312
3/31/20	$12,471	$13,296	$12,919
4/30/20	$14,562	$15,060	$15,123
5/31/20	$15,402	$15,843	$16,015
6/30/20	$15,773	$16,214	$16,420
7/31/20	$14,958	$17,133	$15,571
8/31/20	$15,645	$18,385	$16,306
9/30/20	$15,852	$17,696	$16,532
10/31/20	$16,035	$17,307	$16,733
11/30/20	$17,193	$19,389	$17,966
12/31/20	$17,728	$20,258	$18,543
1/31/21	$18,756	$20,191	$19,647
2/28/21	$18,237	$20,807	$19,106
3/31/21	$17,424	$21,572	$18,252
4/30/21	$17,903	$22,711	$18,774
5/31/21	$17,227	$22,816	$18,066
6/30/21	$17,758	$23,388	$18,647
7/31/21	$16,832	$23,808	$17,666
8/31/21	$17,507	$24,509	$18,402
9/30/21	$16,950	$23,422	$17,815
10/31/21	$17,247	$24,999	$18,146
11/30/21	$16,041	$24,705	$16,854
12/31/21	$16,268	$25,666	$17,116
1/31/22	$14,386	$24,196	$15,094
2/28/22	$14,018	$23,605	$14,706
3/31/22	$14,459	$24,396	$15,193
4/30/22	$12,877	$22,189	$13,485
5/31/22	$12,596	$22,156	$13,191
6/30/22	$13,770	$20,303	$14,474
7/31/22	$14,164	$22,241	$14,923
8/31/22	$15,730	$21,398	$16,605
9/30/22	$15,083	$19,401	$15,926
10/31/22	$15,543	$20,992	$16,429
11/30/22	$16,715	$22,071	$17,691
12/31/22	$16,426	$20,779	$17,399
1/31/23	$17,384	$22,212	$18,437
2/28/23	$16,453	$21,693	$17,449
3/31/23	$16,426	$22,286	$17,433
4/30/23	$17,114	$22,518	$18,182
5/31/23	$17,186	$22,614	$18,271
6/30/23	$17,509	$24,166	$18,637
7/31/23	$18,311	$25,032	$19,508
8/31/23	$17,639	$24,546	$18,799
9/30/23	$16,682	$23,374	$17,784
10/31/23	$15,529	$22,752	$16,557
11/30/23	$17,028	$24,876	$18,178
12/31/23	$19,290	$26,202	$20,628
1/31/24	$19,098	$26,481	$20,432
2/29/24	$19,827	$27,908	$21,218
3/31/24	$18,866	$28,808	$20,192
4/30/24	$17,599	$27,553	$18,838
5/31/24	$18,841	$28,854	$20,190
6/30/24	$19,576	$29,760	$20,990
7/31/24	$20,911	$30,309	$22,446
8/31/24	$21,377	$30,966	$22,970
9/30/24	$20,973	$31,595	$22,547
10/31/24	$21,047	$31,366	$22,645
11/30/24	$21,850	$33,440	$23,538
12/31/24	$19,989	$32,427	$21,533
1/31/25	$20,724	$33,445	$22,342
2/28/25	$20,703	$32,795	$22,332
3/31/25	$19,495	$30,857	$21,037
4/30/25	$19,637	$30,655	$21,201
5/31/25	$18,672	$32,617	$20,168
6/30/25	$19,438	$34,286	$21,013
7/31/25	$20,502	$35,059	$22,189
8/31/25	$22,424	$35,872	$24,309
9/30/25	$23,317	$37,112	$25,302
10/31/25	$24,827	$37,910	$26,972

Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	10 Years
Virtus LifeSci Biotech Products ETF - NAV	17.96	9.14	9.52
FT Wilshire 5000 Index	20.86	16.98	14.25
LifeSci Biotechnology Products Index	19.11	10.02	10.43

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 29,845,747
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 185,950
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of October 31, 2025)

Fund net assets	$29,845,747
Total number of portfolio holdings	57
Total advisory fees paid	$185,950
Portfolio turnover rate	29%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Health Care	98.7%
Money Market Fund	1.3%
Footnote	Description
Footnote(1)	Percentage of total investments as of October 31, 2025.

Material Fund Change [Text Block]
C000153845
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Bond ETF
Class Name	Virtus Newfleet Multi-Sector Bond ETF
Trading Symbol	NFLT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Bond ETF ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Bond ETF	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance.
Line Graph [Table Text Block]
	Virtus Newfleet Multi-Sector Bond ETF - NAV $14,976	Bloomberg U.S. Aggregate Bond Index $12,071
10/31/15	$10,000	$10,000
11/30/15	$9,952	$9,974
12/31/15	$9,911	$9,941
1/31/16	$9,921	$10,078
2/29/16	$9,960	$10,150
3/31/16	$10,104	$10,243
4/30/16	$10,265	$10,282
5/31/16	$10,289	$10,285
6/30/16	$10,429	$10,470
7/31/16	$10,608	$10,536
8/31/16	$10,719	$10,524
9/30/16	$10,751	$10,517
10/31/16	$10,737	$10,437
11/30/16	$10,593	$10,190
12/31/16	$10,690	$10,205
1/31/17	$10,772	$10,225
2/28/17	$10,883	$10,293
3/31/17	$10,888	$10,288
4/30/17	$10,999	$10,367
5/31/17	$11,066	$10,447
6/30/17	$11,059	$10,437
7/31/17	$11,178	$10,481
8/31/17	$11,220	$10,575
9/30/17	$11,259	$10,525
10/31/17	$11,302	$10,531
11/30/17	$11,281	$10,518
12/31/17	$11,330	$10,566
1/31/18	$11,362	$10,444
2/28/18	$11,254	$10,345
3/31/18	$11,233	$10,412
4/30/18	$11,160	$10,334
5/31/18	$11,129	$10,408
6/30/18	$11,099	$10,395
7/31/18	$11,206	$10,398
8/31/18	$11,204	$10,465
9/30/18	$11,245	$10,397
10/31/18	$11,118	$10,315
11/30/18	$11,041	$10,377
12/31/18	$11,007	$10,567
1/31/19	$11,289	$10,679
2/28/19	$11,383	$10,673
3/31/19	$11,502	$10,878
4/30/19	$11,589	$10,881
5/31/19	$11,642	$11,074
6/30/19	$11,792	$11,213
7/31/19	$11,863	$11,238
8/31/19	$11,935	$11,529
9/30/19	$11,958	$11,468
10/31/19	$11,978	$11,502
11/30/19	$12,002	$11,496
12/31/19	$12,149	$11,488
1/31/20	$12,308	$11,709
2/29/20	$12,265	$11,920
3/31/20	$11,033	$11,850
4/30/20	$11,441	$12,061
5/31/20	$11,879	$12,117
6/30/20	$12,086	$12,193
7/31/20	$12,445	$12,375
8/31/20	$12,527	$12,275
9/30/20	$12,467	$12,269
10/31/20	$12,518	$12,214
11/30/20	$12,845	$12,334
12/31/20	$13,060	$12,351
1/31/21	$13,060	$12,262
2/28/21	$12,981	$12,085
3/31/21	$12,909	$11,934
4/30/21	$13,050	$12,028
5/31/21	$13,124	$12,068
6/30/21	$13,221	$12,153
7/31/21	$13,269	$12,288
8/31/21	$13,306	$12,265
9/30/21	$13,264	$12,159
10/31/21	$13,233	$12,155
11/30/21	$13,144	$12,191
12/31/21	$13,267	$12,160
1/31/22	$13,063	$11,898
2/28/22	$12,890	$11,765
3/31/22	$12,725	$11,439
4/30/22	$12,402	$11,005
5/31/22	$12,286	$11,076
6/30/22	$11,861	$10,902
7/31/22	$12,176	$11,168
8/31/22	$12,027	$10,853
9/30/22	$11,626	$10,384
10/31/22	$11,682	$10,249
11/30/22	$12,009	$10,626
12/31/22	$12,026	$10,578
1/31/23	$12,407	$10,904
2/28/23	$12,205	$10,622
3/31/23	$12,345	$10,891
4/30/23	$12,463	$10,957
5/31/23	$12,365	$10,838
6/30/23	$12,452	$10,800
7/31/23	$12,583	$10,792
8/31/23	$12,564	$10,723
9/30/23	$12,381	$10,451
10/31/23	$12,215	$10,286
11/30/23	$12,716	$10,751
12/31/23	$13,135	$11,163
1/31/24	$13,176	$11,132
2/29/24	$13,152	$10,975
3/31/24	$13,299	$11,076
4/30/24	$13,128	$10,797
5/31/24	$13,305	$10,980
6/30/24	$13,399	$11,084
7/31/24	$13,647	$11,343
8/31/24	$13,842	$11,505
9/30/24	$14,030	$11,660
10/31/24	$13,866	$11,370
11/30/24	$14,010	$11,491
12/31/24	$13,919	$11,303
1/31/25	$14,040	$11,363
2/28/25	$14,203	$11,613
3/31/25	$14,135	$11,617
4/30/25	$14,123	$11,663
5/31/25	$14,270	$11,579
6/30/25	$14,503	$11,757
7/31/25	$14,569	$11,726
8/31/25	$14,746	$11,866
9/30/25	$14,878	$11,996
10/31/25	$14,976	$12,071

Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	10 Years
Virtus Newfleet Multi-Sector Bond ETF - NAV	8.01	3.65	4.12
Bloomberg U.S. Aggregate Bond Index	6.16	-0.24	1.90

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 326,624,092
Holdings Count | Holding	842
Advisory Fees Paid, Amount	$ 920,619
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of October 31, 2025)

Fund net assets	$326,624,092
Total number of portfolio holdings	842
Total advisory fees paid	$920,619
Portfolio turnover rate	91%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Corporate Bonds	26.8%
Foreign Bonds	23.7%
Mortgage Backed Securities	22.5%
Asset Backed Securities	9.6%
Term Loans	7.9%
U.S. Government Securities	6.1%
Money Market Fund	2.8%
Exchange Traded Funds	0.6%
Common Stocks	0.0%Footnote Reference(2)
Footnote	Description
Footnote(1)	Percentage of total investments as of October 31, 2025.
Footnote(2)	Amount rounds to less than 0.05%.

Material Fund Change [Text Block]
C000209670
Shareholder Report [Line Items]
Fund Name	Virtus Private Credit Strategy ETF
Class Name	Virtus Private Credit Strategy ETF
Trading Symbol	VPC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Private Credit Strategy ETF ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Private Credit Strategy ETF	$73	0.75%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance.
Line Graph [Table Text Block]
	Virtus Private Credit Strategy ETF - NAV $14,648	Bloomberg U.S. Aggregate Bond Index $11,299	Indxx Private Credit Index $15,325
2/7/19	$10,000	$10,000	$10,000
2/28/19	$10,232	$9,991	$10,237
3/31/19	$10,156	$10,183	$10,163
4/30/19	$10,514	$10,185	$10,534
5/31/19	$10,183	$10,366	$10,203
6/30/19	$10,434	$10,496	$10,464
7/31/19	$10,588	$10,520	$10,628
8/31/19	$10,334	$10,792	$10,367
9/30/19	$10,583	$10,735	$10,629
10/31/19	$10,503	$10,767	$10,554
11/30/19	$10,737	$10,762	$10,800
12/31/19	$10,935	$10,754	$11,011
1/31/20	$11,046	$10,961	$11,129
2/29/20	$10,067	$11,158	$10,124
3/31/20	$6,634	$11,093	$6,588
4/30/20	$7,596	$11,290	$7,583
5/31/20	$8,074	$11,342	$8,161
6/30/20	$8,116	$11,414	$8,210
7/31/20	$8,173	$11,584	$8,281
8/31/20	$8,497	$11,491	$8,627
9/30/20	$8,499	$11,484	$8,642
10/31/20	$8,223	$11,433	$8,353
11/30/20	$9,715	$11,545	$9,916
12/31/20	$9,959	$11,561	$10,178
1/31/21	$10,316	$11,478	$10,555
2/28/21	$11,107	$11,313	$11,382
3/31/21	$11,551	$11,171	$11,853
4/30/21	$12,155	$11,260	$12,485
5/31/21	$12,363	$11,296	$12,707
6/30/21	$12,522	$11,376	$12,878
7/31/21	$12,494	$11,503	$12,849
8/31/21	$12,734	$11,481	$13,103
9/30/21	$12,711	$11,382	$13,081
10/31/21	$13,265	$11,379	$13,665
11/30/21	$13,151	$11,412	$13,545
12/31/21	$13,249	$11,383	$13,647
1/31/22	$13,293	$11,138	$13,693
2/28/22	$13,102	$11,013	$13,493
3/31/22	$13,322	$10,708	$13,732
4/30/22	$12,822	$10,301	$13,205
5/31/22	$12,386	$10,368	$12,751
6/30/22	$11,595	$10,205	$11,911
7/31/22	$12,392	$10,454	$12,758
8/31/22	$12,336	$10,159	$12,700
9/30/22	$10,890	$9,720	$11,171
10/31/22	$11,574	$9,594	$11,900
11/30/22	$12,237	$9,947	$12,604
12/31/22	$11,749	$9,902	$12,082
1/31/23	$12,656	$10,207	$13,035
2/28/23	$12,686	$9,943	$13,069
3/31/23	$12,210	$10,195	$12,584
4/30/23	$12,253	$10,257	$12,631
5/31/23	$12,089	$10,145	$12,452
6/30/23	$12,742	$10,109	$13,157
7/31/23	$13,487	$10,102	$13,943
8/31/23	$13,414	$10,038	$13,878
9/30/23	$13,523	$9,783	$14,002
10/31/23	$12,873	$9,628	$13,323
11/30/23	$13,669	$10,064	$14,178
12/31/23	$14,281	$10,450	$14,842
1/31/24	$14,521	$10,421	$15,101
2/29/24	$14,586	$10,274	$15,175
3/31/24	$14,889	$10,368	$15,501
4/30/24	$14,959	$10,107	$15,580
5/31/24	$15,406	$10,278	$16,059
6/30/24	$15,439	$10,375	$16,096
7/31/24	$15,640	$10,618	$16,309
8/31/24	$15,413	$10,770	$16,073
9/30/24	$15,506	$10,914	$16,179
10/31/24	$15,428	$10,644	$16,097
11/30/24	$15,930	$10,756	$16,646
12/31/24	$15,786	$10,580	$16,483
1/31/25	$16,321	$10,636	$17,054
2/28/25	$16,408	$10,870	$17,158
3/31/25	$15,662	$10,874	$16,370
4/30/25	$14,932	$10,917	$15,605
5/31/25	$15,382	$10,839	$16,088
6/30/25	$15,665	$11,006	$16,400
7/31/25	$15,710	$10,977	$16,447
8/31/25	$15,920	$11,108	$16,680
9/30/25	$14,917	$11,229	$15,609
10/31/25	$14,648	$11,299	$15,325

Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	Since Inception 2/7/19
Virtus Private Credit Strategy ETF - NAV	-5.06	12.24	5.83
Bloomberg U.S. Aggregate Bond Index	6.16	-0.24	1.83
Indxx Private Credit Index	-4.80	12.90	6.54

Performance Inception Date	Feb. 07, 2019
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 51,250,767
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 414,930
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of October 31, 2025)

Fund net assets	$51,250,767
Total number of portfolio holdings	60
Total advisory fees paid	$414,930
Portfolio turnover rate	32%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Financials	48.7%
Closed-End Funds	32.5%
Money Market Fund	18.8%
Footnote	Description
Footnote(1)	Percentage of total investments as of October 31, 2025.

Material Fund Change [Text Block]
C000209671
Shareholder Report [Line Items]
Fund Name	Virtus Real Asset Income ETF
Class Name	Virtus Real Asset Income ETF
Trading Symbol	VRAI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Real Asset Income ETF ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Real Asset Income ETF	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance.
Line Graph [Table Text Block]
	Virtus Real Asset Income ETF - NAV $12,839	FT Wilshire 5000 Index $27,193	Indxx Real Asset Income Index $13,378
2/7/19	$10,000	$10,000	$10,000
2/28/19	$10,201	$10,323	$10,205
3/31/19	$10,301	$10,473	$10,308
4/30/19	$10,309	$10,893	$10,322
5/31/19	$9,728	$10,182	$9,738
6/30/19	$10,246	$10,892	$10,271
7/31/19	$10,109	$11,054	$10,136
8/31/19	$9,712	$10,828	$9,740
9/30/19	$10,186	$11,025	$10,228
10/31/19	$10,187	$11,266	$10,238
11/30/19	$10,159	$11,684	$10,215
12/31/19	$10,571	$12,026	$10,646
1/31/20	$10,131	$12,027	$10,204
2/29/20	$9,166	$11,041	$9,215
3/31/20	$6,770	$9,537	$6,735
4/30/20	$7,938	$10,802	$7,964
5/31/20	$8,212	$11,364	$8,262
6/30/20	$8,302	$11,631	$8,365
7/31/20	$8,419	$12,289	$8,489
8/31/20	$8,543	$13,187	$8,619
9/30/20	$8,076	$12,694	$8,138
10/31/20	$7,994	$12,414	$8,058
11/30/20	$9,575	$13,908	$9,705
12/31/20	$9,930	$14,531	$10,076
1/31/21	$9,893	$14,483	$10,045
2/28/21	$10,305	$14,925	$10,478
3/31/21	$10,972	$15,473	$11,176
4/30/21	$11,497	$16,290	$11,716
5/31/21	$11,813	$16,366	$12,053
6/30/21	$11,667	$16,777	$11,905
7/31/21	$11,729	$17,077	$11,974
8/31/21	$11,782	$17,580	$12,034
9/30/21	$11,398	$16,801	$11,641
10/31/21	$12,004	$17,931	$12,271
11/30/21	$11,682	$17,721	$11,943
12/31/21	$12,314	$18,410	$12,600
1/31/22	$12,070	$17,356	$12,361
2/28/22	$12,284	$16,932	$12,623
3/31/22	$13,192	$17,499	$13,541
4/30/22	$12,477	$15,916	$12,796
5/31/22	$12,615	$15,892	$12,948
6/30/22	$11,331	$14,563	$11,608
7/31/22	$11,925	$15,954	$12,232
8/31/22	$11,374	$15,349	$11,659
9/30/22	$10,237	$13,916	$10,478
10/31/22	$10,773	$15,058	$11,040
11/30/22	$11,687	$15,832	$12,003
12/31/22	$11,161	$14,905	$11,457
1/31/23	$11,931	$15,932	$12,278
2/28/23	$11,173	$15,560	$11,474
3/31/23	$11,286	$15,986	$11,595
4/30/23	$11,460	$16,152	$11,772
5/31/23	$10,877	$16,221	$11,143
6/30/23	$11,349	$17,334	$11,654
7/31/23	$11,714	$17,956	$12,048
8/31/23	$11,236	$17,607	$11,533
9/30/23	$10,772	$16,766	$11,038
10/31/23	$10,541	$16,320	$10,792
11/30/23	$11,219	$17,844	$11,518
12/31/23	$11,797	$18,794	$12,138
1/31/24	$11,331	$18,995	$11,657
2/29/24	$11,501	$20,019	$11,842
3/31/24	$12,066	$20,664	$12,448
4/30/24	$11,712	$19,764	$12,072
5/31/24	$11,993	$20,697	$12,376
6/30/24	$11,803	$21,347	$12,178
7/31/24	$12,422	$21,740	$12,839
8/31/24	$12,580	$22,212	$13,013
9/30/24	$12,685	$22,663	$13,133
10/31/24	$12,322	$22,499	$12,749
11/30/24	$12,895	$23,986	$13,365
12/31/24	$12,126	$23,260	$12,546
1/31/25	$12,410	$23,990	$12,859
2/28/25	$12,580	$23,524	$13,045
3/31/25	$12,610	$22,134	$13,086
4/30/25	$11,762	$21,989	$12,197
5/31/25	$12,128	$23,396	$12,594
6/30/25	$12,524	$24,593	$13,021
7/31/25	$12,575	$25,148	$13,080
8/31/25	$13,056	$25,731	$13,601
9/30/25	$13,110	$26,621	$13,664
10/31/25	$12,839	$27,193	$13,378

Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	Since Inception 2/7/19
Virtus Real Asset Income ETF - NAV	4.20	9.94	3.78
FT Wilshire 5000 Index	20.86	16.98	16.01
Indxx Real Asset Income Index	4.93	10.67	4.42

Performance Inception Date	Feb. 07, 2019
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 15,282,989
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 80,761
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of October 31, 2025)

Fund net assets	$15,282,989
Total number of portfolio holdings	89
Total advisory fees paid	$80,761
Portfolio turnover rate	57%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Energy	40.5%
Real Estate	29.8%
Utilities	12.2%
Money Market Fund	8.0%
Communication Services	4.2%
Materials	3.0%
Information Technology	1.2%
Consumer Discretionary	1.1%
Footnote	Description
Footnote(1)	Percentage of total investments as of October 31, 2025.

Material Fund Change [Text Block]
C000191094
Shareholder Report [Line Items]
Fund Name	Virtus WMC International Dividend ETF
Class Name	Virtus WMC International Dividend ETF
Trading Symbol	VWID
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus WMC International Dividend ETF ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus WMC International Dividend ETF	$56	0.49%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.49%
Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance.
Line Graph [Table Text Block]
	Virtus WMC Internatinal Dividend ETF - NAV $20,267	MSCI ACWI ex USA Index $16,984	MSCI World ex USA Value Index $17,677
10/10/17	$10,000	$10,000	$10,000
10/31/17	$10,038	$10,053	$10,017
11/30/17	$10,289	$10,135	$10,108
12/31/17	$10,503	$10,362	$10,280
1/31/18	$11,080	$10,939	$10,796
2/28/18	$10,637	$10,423	$10,250
3/31/18	$10,457	$10,239	$10,021
4/30/18	$10,638	$10,402	$10,322
5/31/18	$10,632	$10,162	$9,928
6/30/18	$10,496	$9,971	$9,815
7/31/18	$10,765	$10,210	$10,088
8/31/18	$10,878	$9,996	$9,744
9/30/18	$10,943	$10,042	$9,928
10/31/18	$10,027	$9,225	$9,261
11/30/18	$10,181	$9,312	$9,215
12/31/18	$9,431	$8,891	$8,732
1/31/19	$10,204	$9,562	$9,370
2/28/19	$10,513	$9,749	$9,535
3/31/19	$10,545	$9,807	$9,473
4/30/19	$10,928	$10,066	$9,706
5/31/19	$10,316	$9,526	$9,145
6/30/19	$10,965	$10,100	$9,639
7/31/19	$10,962	$9,978	$9,435
8/31/19	$10,675	$9,669	$9,063
9/30/19	$10,875	$9,918	$9,500
10/31/19	$11,090	$10,264	$9,812
11/30/19	$11,379	$10,355	$9,864
12/31/19	$11,688	$10,803	$10,219
1/31/20	$11,629	$10,513	$9,854
2/29/20	$10,695	$9,682	$8,935
3/31/20	$9,091	$8,280	$7,280
4/30/20	$10,053	$8,908	$7,683
5/31/20	$10,571	$9,199	$7,907
6/30/20	$10,740	$9,615	$8,179
7/31/20	$10,840	$10,043	$8,217
8/31/20	$11,257	$10,473	$8,712
9/30/20	$10,881	$10,216	$8,289
10/31/20	$10,403	$9,996	$7,976
11/30/20	$11,840	$11,341	$9,483
12/31/20	$12,269	$11,954	$9,890
1/31/21	$12,184	$11,980	$9,832
2/28/21	$12,350	$12,217	$10,325
3/31/21	$12,875	$12,372	$10,713
4/30/21	$13,203	$12,736	$10,951
5/31/21	$13,740	$13,134	$11,360
6/30/21	$13,489	$13,049	$11,111
7/31/21	$13,632	$12,834	$11,062
8/31/21	$13,570	$13,078	$11,172
9/30/21	$13,059	$12,659	$10,992
10/31/21	$13,255	$12,961	$11,236
11/30/21	$12,872	$12,378	$10,562
12/31/21	$13,668	$12,889	$11,201
1/31/22	$13,835	$12,414	$11,373
2/28/22	$13,664	$12,168	$11,256
3/31/22	$13,948	$12,188	$11,375
4/30/22	$13,279	$11,423	$10,805
5/31/22	$13,561	$11,505	$11,092
6/30/22	$12,418	$10,515	$9,969
7/31/22	$12,482	$10,875	$10,192
8/31/22	$11,945	$10,525	$9,833
9/30/22	$10,902	$9,473	$8,949
10/31/22	$11,395	$9,756	$9,520
11/30/22	$12,822	$10,908	$10,503
12/31/22	$12,846	$10,826	$10,569
1/31/23	$13,599	$11,705	$11,413
2/28/23	$13,259	$11,294	$11,214
3/31/23	$13,594	$11,570	$11,164
4/30/23	$14,059	$11,771	$11,529
5/31/23	$13,236	$11,343	$10,896
6/30/23	$13,793	$11,852	$11,513
7/31/23	$14,350	$12,334	$12,030
8/31/23	$13,924	$11,777	$11,650
9/30/23	$13,775	$11,405	$11,535
10/31/23	$13,408	$10,934	$11,015
11/30/23	$14,396	$11,918	$11,899
12/31/23	$15,030	$12,517	$12,523
1/31/24	$14,828	$12,393	$12,484
2/29/24	$14,779	$12,707	$12,496
3/31/24	$15,212	$13,104	$13,051
4/30/24	$14,952	$12,868	$12,885
5/31/24	$15,525	$13,242	$13,405
6/30/24	$15,133	$13,229	$13,028
7/31/24	$15,820	$13,536	$13,656
8/31/24	$16,391	$13,921	$14,048
9/30/24	$16,646	$14,296	$14,291
10/31/24	$15,986	$13,595	$13,651
11/30/24	$15,827	$13,472	$13,648
12/31/24	$15,555	$13,210	$13,355
1/31/25	$16,171	$13,742	$13,987
2/28/25	$16,652	$13,933	$14,451
3/31/25	$17,178	$13,901	$14,729
4/30/25	$17,972	$14,403	$15,334
5/31/25	$18,652	$15,063	$15,971
6/30/25	$19,039	$15,574	$16,281
7/31/25	$18,960	$15,529	$16,335
8/31/25	$20,078	$16,068	$17,269
9/30/25	$20,276	$16,647	$17,564
10/31/25	$20,267	$16,984	$17,677

Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	Since Inception 10/10/17
Virtus WMC International Dividend ETF - NAV	26.77	14.27	9.16
MSCI ACWI ex USA Index	24.93	11.18	6.79
MSCI World ex USA Value Index	29.49	17.25	7.32

Performance Inception Date	Oct. 10, 2017
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 13,494,164
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 60,849
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of October 31, 2025)

Fund net assets	$13,494,164
Total number of portfolio holdings	144
Total advisory fees paid	$60,849
Portfolio turnover rate	30%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Financials	37.9%
Industrials	11.2%
Energy	8.7%
Consumer Discretionary	7.7%
Consumer Staples	7.2%
Health Care	5.3%
Materials	5.0%
Communication Services	5.0%
Real Estate	4.6%
Utilities	4.0%
Information Technology	3.4%
Footnote	Description
Footnote(1)	Percentage of total investments as of October 31, 2025.

Material Fund Change [Text Block]
C000141421
Shareholder Report [Line Items]
Fund Name	InfraCap MLP ETF
Class Name	InfraCap MLP ETF
Trading Symbol	AMZA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the InfraCap MLP ETF ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
InfraCap MLP ETF	$176	1.72%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.72%
Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance.
Line Graph [Table Text Block]
	InfraCap MLP ETF - NAV $11,210	FT Wilshire 5000 Index $37,910	Alerian MLP Infrastructure Index $18,998
10/31/15	$10,000	$10,000	$10,000
11/30/15	$8,791	$10,046	$9,205
12/31/15	$7,809	$9,848	$9,003
1/31/16	$6,247	$9,311	$7,824
2/29/16	$6,080	$9,306	$7,826
3/31/16	$6,747	$9,963	$8,494
4/30/16	$8,113	$10,028	$9,517
5/31/16	$8,529	$10,210	$9,709
6/30/16	$8,959	$10,242	$10,241
7/31/16	$9,199	$10,644	$10,295
8/31/16	$9,372	$10,669	$10,231
9/30/16	$9,457	$10,680	$10,431
10/31/16	$9,140	$10,463	$9,989
11/30/16	$9,374	$10,939	$10,253
12/31/16	$9,676	$11,165	$10,690
1/31/17	$9,898	$11,363	$11,177
2/28/17	$10,064	$11,787	$11,286
3/31/17	$10,045	$11,792	$11,129
4/30/17	$9,949	$11,916	$10,942
5/31/17	$9,520	$12,036	$10,424
6/30/17	$9,528	$12,140	$10,360
7/31/17	$9,665	$12,372	$10,455
8/31/17	$9,178	$12,401	$9,868
9/30/17	$9,280	$12,701	$9,924
10/31/17	$8,826	$12,974	$9,465
11/30/17	$8,601	$13,369	$9,330
12/31/17	$9,042	$13,513	$9,748
1/31/18	$9,655	$14,222	$10,327
2/28/18	$8,626	$13,698	$9,299
3/31/18	$7,887	$13,410	$8,625
4/30/18	$8,523	$13,463	$9,305
5/31/18	$8,998	$13,833	$9,706
6/30/18	$8,765	$13,923	$9,585
7/31/18	$9,452	$14,406	$10,237
8/31/18	$9,637	$14,912	$10,459
9/30/18	$9,346	$14,937	$10,255
10/31/18	$8,151	$13,847	$9,414
11/30/18	$7,956	$14,114	$9,365
12/31/18	$6,772	$12,801	$8,584
1/31/19	$7,909	$13,909	$9,697
2/28/19	$7,914	$14,392	$9,711
3/31/19	$8,212	$14,601	$10,076
4/30/19	$8,095	$15,186	$9,951
5/31/19	$7,536	$14,195	$9,854
6/30/19	$8,044	$15,184	$10,108
7/31/19	$7,899	$15,411	$10,063
8/31/19	$7,196	$15,095	$9,524
9/30/19	$7,412	$15,370	$9,596
10/31/19	$6,877	$15,707	$8,961
11/30/19	$6,379	$16,289	$8,408
12/31/19	$7,107	$16,766	$9,158
1/31/20	$6,472	$16,768	$8,616
2/29/20	$5,181	$15,393	$7,391
3/31/20	$1,848	$13,296	$3,838
4/30/20	$3,098	$15,060	$5,664
5/31/20	$3,520	$15,843	$6,153
6/30/20	$3,067	$16,214	$5,650
7/31/20	$3,010	$17,133	$5,445
8/31/20	$3,019	$18,385	$5,451
9/30/20	$2,463	$17,696	$4,724
10/31/20	$2,567	$17,307	$4,942
11/30/20	$3,417	$19,389	$6,121
12/31/20	$3,568	$20,258	$6,276
1/31/21	$3,865	$20,191	$6,626
2/28/21	$4,298	$20,807	$7,146
3/31/21	$4,657	$21,572	$7,647
4/30/21	$5,133	$22,711	$8,219
5/31/21	$5,539	$22,816	$8,807
6/30/21	$5,895	$23,388	$9,357
7/31/21	$5,414	$23,808	$8,739
8/31/21	$5,237	$24,509	$8,511
9/30/21	$5,373	$23,422	$8,770
10/31/21	$5,681	$24,999	$9,236
11/30/21	$5,168	$24,705	$8,530
12/31/21	$5,432	$25,666	$8,845
1/31/22	$6,148	$24,196	$9,827
2/28/22	$6,450	$23,605	$10,349
3/31/22	$6,507	$24,396	$10,548
4/30/22	$6,468	$22,189	$10,508
5/31/22	$7,077	$22,156	$11,321
6/30/22	$5,879	$20,303	$9,709
7/31/22	$6,770	$22,241	$10,931
8/31/22	$7,143	$21,398	$11,372
9/30/22	$6,429	$19,401	$10,521
10/31/22	$7,563	$20,992	$12,036
11/30/22	$7,651	$22,071	$12,191
12/31/22	$7,183	$20,779	$11,621
1/31/23	$7,791	$22,212	$12,327
2/28/23	$7,643	$21,693	$12,103
3/31/23	$7,512	$22,286	$12,017
4/30/23	$7,651	$22,518	$12,221
5/31/23	$7,558	$22,614	$12,220
6/30/23	$8,023	$24,166	$12,765
7/31/23	$8,270	$25,032	$13,542
8/31/23	$8,351	$24,546	$13,641
9/30/23	$8,566	$23,374	$13,964
10/31/23	$8,539	$22,752	$13,921
11/30/23	$9,342	$24,876	$14,894
12/31/23	$8,868	$26,202	$14,382
1/31/24	$9,293	$26,481	$15,010
2/29/24	$9,856	$27,908	$15,731
3/31/24	$10,504	$28,808	$16,502
4/30/24	$10,136	$27,553	$16,284
5/31/24	$10,118	$28,854	$16,374
6/30/24	$10,755	$29,760	$17,137
7/31/24	$10,906	$30,309	$17,263
8/31/24	$10,904	$30,966	$17,340
9/30/24	$10,803	$31,595	$17,262
10/31/24	$10,623	$31,366	$17,047
11/30/24	$12,758	$33,440	$19,644
12/31/24	$11,609	$32,427	$18,222
1/31/25	$12,792	$33,445	$19,836
2/28/25	$13,182	$32,795	$20,478
3/31/25	$13,097	$30,857	$20,451
4/30/25	$11,555	$30,655	$18,725
5/31/25	$11,733	$32,617	$18,999
6/30/25	$12,208	$34,286	$19,499
7/31/25	$12,479	$35,059	$20,132
8/31/25	$12,310	$35,872	$19,926
9/30/25	$11,615	$37,112	$19,107
10/31/25	$11,210	$37,910	$18,998

Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	10 Years
InfraCap MLP ETF - NAV	5.52	34.29	1.15
FT Wilshire 5000 Index	20.86	16.98	14.25
Alerian MLP Infrastructure Index	11.44	30.91	6.63

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 372,979,550
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 3,933,705
InvestmentCompanyPortfolioTurnover	237.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of October 31, 2025)

Fund net assets	$372,979,550
Total number of portfolio holdings	28
Total advisory fees paid	$3,933,705
Portfolio turnover rate	237%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Common Stocks	97.5%
Money Market Funds	1.9%
Preferred Stocks	0.6%
Footnote	Description
Footnote(1)	Percentage of total investments as of October 31, 2025.

Material Fund Change [Text Block]